STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
STATEMENTS OF FINANCIAL CONDITION
Investment in Affiliated funds, at cost	$ 41,142,989	$ 77,057,266
Units outstanding	68,166,663	113,650,916
Capital units authorized	unlimited	unlimited